Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000172348 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172348 | United States Treasury Bonds_4.5__BNY-912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172348 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172348 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172348 | Morgan Stanley_5.587__BNY-61748UAF9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172348 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172348 | Marsh & McLennan Cos., Inc._5.0__BNY-571748CC4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172348 | Micron Technology, Inc._5.8__BNY-595112CE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172348 | United States Treasury Notes_4.125__BNY-91282CMT5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172348 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000172348 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000172349 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172349 | United States Treasury Bonds_4.5__BNY-912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172349 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172349 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172349 | Morgan Stanley_5.587__BNY-61748UAF9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172349 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172349 | Marsh & McLennan Cos., Inc._5.0__BNY-571748CC4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172349 | Micron Technology, Inc._5.8__BNY-595112CE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172349 | United States Treasury Notes_4.125__BNY-91282CMT5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172349 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000172349 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000122004 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122004 | United States Treasury Bonds_4.5__BNY-912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122004 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122004 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122004 | Morgan Stanley_5.587__BNY-61748UAF9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122004 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122004 | Marsh & McLennan Cos., Inc._5.0__BNY-571748CC4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122004 | Micron Technology, Inc._5.8__BNY-595112CE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122004 | United States Treasury Notes_4.125__BNY-91282CMT5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000122004 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000191190 | United States Treasury Notes_4.625__BNY-91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191190 | United States Treasury Bonds_4.5__BNY-912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000191190 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191190 | United States Treasury Notes_3.875__BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191190 | Morgan Stanley_5.587__BNY-61748UAF9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191190 | United States Treasury Notes_3.875__BNY-91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191190 | Marsh & McLennan Cos., Inc._5.0__BNY-571748CC4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191190 | Micron Technology, Inc._5.8__BNY-595112CE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191190 | United States Treasury Notes_4.125__BNY-91282CMT5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191190 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000191190 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000159005 | RFM Reremic Trust_2.358_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159005 | Symphony CLO 43 Ltd._6.852_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Freddie Mac STACR REMIC Trust_7.74_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Freddie Mac STACR REMIC Trust_9.09_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | GAM RE-REMIC Trust_1.973_Class BK71_BNY-36459DCE9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | CBAM Ltd._7.002_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000159005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000159005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000159006 | RFM Reremic Trust_2.358_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159006 | Symphony CLO 43 Ltd._6.852_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Freddie Mac STACR REMIC Trust_7.74_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Freddie Mac STACR REMIC Trust_9.09_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | GAM RE-REMIC Trust_1.973_Class BK71_BNY-36459DCE9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | CBAM Ltd._7.002_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159006 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159006 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000159006 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000159006 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000221175 | RFM Reremic Trust_2.358_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221175 | Symphony CLO 43 Ltd._6.852_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Freddie Mac STACR REMIC Trust_7.74_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Freddie Mac STACR REMIC Trust_9.09_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | GAM RE-REMIC Trust_1.973_Class BK71_BNY-36459DCE9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | CBAM Ltd._7.002_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221175 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221175 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000221175 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000221175 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000191194 | RFM Reremic Trust_2.358_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191194 | Symphony CLO 43 Ltd._6.852_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Freddie Mac STACR REMIC Trust_7.74_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Freddie Mac STACR REMIC Trust_9.09_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | GAM RE-REMIC Trust_1.973_Class BK71_BNY-36459DCE9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | CBAM Ltd._7.002_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191194 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000191194 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000191194 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000191194 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000240815 | Petroleos Mexicanos_6.5__BNY-71654QCG5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240815 | Bahrain Government International Bond_7.375__BNY-BL9Y753
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240815 | Romanian Government International Bond_6.375__BNY-77586RAU4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240815 | Argentine Republic Government International Bond_4.125__BNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240815 | Indonesia Government International Bond_8.5__BNY-Y20721AE9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Republic of South Africa Government International Bond_4.3__BNY-836205AU8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Aeropuertos Dominicanos Siglo XXI SA_7.0__BNY-007866AE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | OQ SAOC_5.125__BNY-67624L2A5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240815 | Mexico Government International Bond_6.338__BNY-91087BAX8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Saudi Government International Bond_3.45__BNY-M6320UBC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240815 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000240815 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000240816 | RFM Reremic Trust_2.358_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240816 | Freddie Mac STACR REMIC Trust_7.74_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240816 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240816 | Freddie Mac STACR REMIC Trust_9.09_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240816 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240816 | BMD2 Re-Remic Trust_2.428_Class 6B10_BNY-055631HH1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | GAM Re-REMIC Trust_0.000_Class 2C_BNY-364614AS6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Fannie Mae Connecticut Avenue Securities_9.89_Class 1B1_BNY-20755AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1C_BNY-364614AE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240816 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240816 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000240816 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000240816 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.70%